Impairment losses/(reversal) for Passenger Vehicle segment and other provisions - Summary of recoverable amount of cash generating unit (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of information for cash-generating units [line items]
Recoverable amount	₨ 59,654.0	₨ 272,066.9
FVCLD [member] | Passenger vehicle segment [member] | Cash-generating units [member]
Disclosure of information for cash-generating units [line items]
Recoverable amount		₨ 146,186.0	₨ 91,203.1